Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Inventories

	2020 £m	2019 £m
Raw materials and consumables	1,170	1,195
Work in progress	2,395	2,505
Finished goods	2,431	2,247

	5,996	5,947